UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 4906

Dreyfus State Municipal Bond Funds

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 4/30

Date of reporting period: July 1, 2009-June 30, 2010

Item 1.  Proxy Voting Record

Dreyfus State Municipal Bond Funds
Dreyfus Connecticut Fund
Dreyfus Maryland Fund
Dreyfus Massachusetts Fund
Dreyfus Michigan Fund
Dreyfus Minnesota Fund
Dreyfus North Carolina Fund
Dreyfus Ohio Fund
Dreyfus Pennsylvania Fund
Dreyfus Virginia Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Dreyfus State Municipal Bond Funds
Dreyfus Michigan Fund

The Fund merged into Dreyfus Municipal Funds, Inc. – Dreyfus AMT-Free Municipal Bond Fund on January 29, 2010.  The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Dreyfus State Municipal Bond Funds
Dreyfus North Carolina Fund

The Fund merged into Dreyfus Municipal Funds, Inc. – Dreyfus AMT-Free Municipal Bond Fund on January 26, 2010.  The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Dreyfus State Municipal Bond Funds
Dreyfus Virginia Fund

The Fund merged into Dreyfus Municipal Funds, Inc. – Dreyfus AMT-Free Municipal Bond Fund on January 19, 2010.  The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 19, 2010